AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Available For Sale Securities Disclosure [Text Block]
4. AVAILABLE-FOR-SALE SECURITIES

Available –for –sale securities consist of marketable funds, marketable securities and stock options and are summarized as follows:

	2014		2013
		Fair		Fair
		Market		Market
	Cost	value	Cost	value
	$	$	$	$

Public traded securities	-	-	1,177	-
Marketable funds	-	-	966,673	974,639
Stock options	-	-	-	-
Total	-	-	967,850	974,639

The fair market value of public traded securities and marketable funds are measured using quoted prices in active market for the identical assets, the total fair market value is the published market price per share/unit multiplied by the number of shares/units held without consideration of transaction costs.

As of December 31, 2014, the company had no available –for –sale securities after disposal of assets of all subsidiaries.